Balance Sheets - Statutory Basis - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and invested assets:
Cash, cash equivalents and short-term investments	$ 141.1	$ 88.1
Fixed maturities	1,754.7	1,353.2
Common stocks	65.7	58.9
Mortgage loans	17.0	17.0
Policy loans	112.1	88.5
Derivatives and other invested assets	22.4	29.2
Total invested assets	2,113.0	1,634.9
Investment income due and accrued	17.4	13.8
Net deferred tax asset	19.0	16.6
Other assets	42.8	91.0
Separate Accounts assets	3,062.1	2,704.2
Total assets	5,254.3	4,460.5
Liabilities:
Policy reserves and deposit type-funds	1,921.1	1,619.8
Policy and contract claims	20.8	13.9
Transfer to (from) Separate Accounts due and accrued	(244.2)	(223.4)
Asset valuation reserve	24.8	21.1
Amounts withheld by company as agent	3.3	14.7
Other liabilities	54.4	62.7
Separate Accounts liabilities	3,041.6	2,685.1
Total liabilities	4,821.8	4,193.9
Commitments and contingencies (Note 10)
Capital and surplus:
Common stock, $1.00 per share par value, 5,000,000 shares authorized, 2,500,000 million shares issued and outstanding	2.5	2.5
Paid-in surplus	749.0	548.6
Unassigned surplus (deficit)	(319.0)	(284.5)
Total capital and surplus	432.5	266.6
Total liabilities and capital and surplus	$ 5,254.3	$ 4,460.5